Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Cash flows from operating activities:
Profit (loss) for the period	$ (3,758)	$ 4,466	$ (5,243)	$ (22,436)
Adjustments to reconcile profit (loss) to net cash used in operating activities	146	(5,930)	(2,959)	18,642
Total net cash provided by (used in) operating activities	(3,612)	(1,464)	(8,202)	(3,794)
Cash flows from investing activities:
Changes in short-term deposit	3,053	(7,323)	4,060	(10,952)
Investment in affiliate company	(1,990)		(4,479)
Proceeds from sales of fixed assets	1		1
Purchase of fixed assets	(282)	(69)	(712)	(149)
Total net cash provided by (used in) investing activities	782	(7,392)	(1,130)	(11,101)
Cash flows from financing activities:
Issuance of ordinary shares and warrants, net of issuance expenses	5,403		11,208	10,745
Exercise of warrants and options, net of issuance expenses		5,050	159	10,646
Total net cash provided by financing activities	5,403	5,050	11,367	21,391
Effect of exchange rate changes on cash and cash equivalents	116	(294)	(499)	322
Increase (decrease) in cash and cash equivalents	2,689	(4,100)	1,536	6,818
Cash and cash equivalents at the beginning of the period	8,483	14,282	9,636	3,364
Cash and cash equivalents at end of the period	11,172	10,182	11,172	10,182
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based payment	440	424	1,620	2,063
Depreciation	80	15	170	30
Loss from sale of fixed assets	3		3
Revaluation of derivative warrant liability	(441)	(6,976)	(1,993)	16,074
Equity in loss of an affiliated company	1,035	343	2,112	726
Revaluation of securities	20	3	(2)	(3)
Revaluation of other investments			(5,328)
Exchange rate changes on cash and cash equivalents	(116)	294	499	(322)
Changes in assets and liabilities:
Decrease (increase) in other receivables	(186)	(89)	(44)	(266)
Increase (decrease) in trade payables	(83)	156	(107)	155
Increase (decrease) in other accounts payable	(606)	(100)	111	185
Adjustments to reconcile profit (loss) to net cash used in operating activities	$ 146	$ (5,930)	$ (2,959)	$ 18,642